Note 3 - Transactions with Related Parties (Details Textual)				12 Months Ended
	Jan. 25, 2016 USD ($)	Jan. 25, 2016 EUR (€)	May 26, 2014 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Due to Related Parties, Current				$ 7,890,933	$ 9,188,852
Revenue from Related Parties				7,592,784	$ 9,814,000	$ 9,814,000
The Manager [Member]
Management Fee, Per Day, Per Vessel				440
Management Fee, Per Day, Per Vessel, Under Bareboat Charter				$ 125
Vessel Brokerage Commission Percentage				1.25%	1.25%	1.25%
Sales and Purchase Broker Commission Fee, Percentage				1.00%
Due to Related Parties, Current				$ 7,890,933	$ 9,188,852
The Manager [Member] | Brokerage Commission Fees [Member] | Voyage Expenses - Related Party [Member]
Related Party Transaction, Expenses from Transactions with Related Party				1,772,240	1,725,683	$ 1,613,421
The Manager [Member] | Management Fees [Member] | Management Fees - Related Party [Member]
Related Party Transaction, Expenses from Transactions with Related Party				7,346,180	6,452,145	5,501,675
The Manager [Member] | Additional Charge Per Day When Visits Exceed Five Days in Twelve Month Period [Member]
Related Party Transaction, Expenses from Transactions with Related Party				500
The Manager [Member] | Superintendent Fees [Member] | Vessels' Operating Expenses - Related Party [Member]
Related Party Transaction, Expenses from Transactions with Related Party				172,000	245,000	167,000
The Manager [Member] | Commission Fees Incurred and Capitalized to the Cost of Vessels [Member]
Related Party Transaction, Amounts of Transaction				421,639	1,925,563	984,355
The Manager [Member] | Commission Expense Related to the sale and Leaseback of Vessels [Member] | Deferred Gain on Sale and Leaseback of Vessels [Member]
Related Party Transaction, Deferred Gain						285,000
The Manager [Member] | Commission Expense Related to the sale and Leaseback of Vessels [Member] | Net Gain on Sale of Vessels [Member]
Related Party Transaction, Expenses from Transactions with Related Party				13,711	21,177
The Manager [Member] | Reimbursed Compensation [Member] | General and Administrative Expense [Member]
Related Party Transaction, Expenses from Transactions with Related Party				1,114,130	1,077,698	1,317,237
The Manager [Member] | Amounts Paid in Connection to Charter Agreements for the Vessels' Operating Expense [Member] | Vessels' Operating Expenses - Related Party [Member]
Related Party Transaction, Expenses from Transactions with Related Party				2,969,843	3,932,042	3,932,352
Affiliated Company of the Manager [Member] | Office Space Rent [Member] | General and Administrative Expense [Member]
Related Party Transaction, Expenses from Transactions with Related Party				72,907	72,753	76,788
Emihar Petroleum Inc [Member]
Revenue from Related Parties				7,592,784	9,814,000	9,814,000
Accounts Receivable, Related Parties				115,599	228,494
Brave [Member] | Vessel Construction Fee Per Vessel [Member]
Related Party Transaction, Amounts of Transaction	$ 539,343	€ 490,000	€ 390,000
Foreign Currency Exchange Rate, Translation	1.1007	1.1007
Brave [Member] | Capitalized Construction Supervision Fees [Member]
Related Party Transaction, Amounts of Transaction				$ 854,022	$ 1,726,265	$ 984,204